Segment Information (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Schedule of operating expenses

	For the Three Months ended
	September 30,
	2025	2024
Research and development costs	$3,361,858	$1,248,189
General and administrative expenses	4,749,399	1,125,121
Other significant non-cash items:
Depreciation and amortization	287,095	316,711
Total Operating Expenses	$(8,398,352)	$(2,690,021)

	For the Nine Months ended
	September 30,
	2025	2024
Research and development costs	$6,211,043	$3,755,549
General and administrative expenses	11,569,376	3,546,510
Other significant non-cash items:
Depreciation and amortization	665,832	1,015,118
Total Operating Expenses	$(18,446,251)	$(8,317,177)

	For the year ended
	December 31,
	2024	2023
Research and development costs	$5,176,932	$7,152,913
General and administrative expenses	4,168,576	5,274,603
Other significant non-cash items:
Depreciation and amortization	1,256,391	1,829,997
Total Operating Expenses	10,601,899	14,257,513
Revenue	248,357	18,614
Total other items	(1,110,903)	74,792
Income tax (expense) benefit	(20,965)	356,437
Net loss	$(11,485,410)	$(13,807,670)

HCM II Acquisition Corp
Segment Reporting Information [Line Items]
Schedule of operating expenses	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:

	September 30,	December 31,
	2025	2024
Marketable Securities held in trust account	$242,642,972	$235,193,585
Cash	$350,389	$668,089

				For the
				Period
				from
	For the	For the	For the	April 4,
	Three	Three	Nine	2024
	Months	Months	Months	(Inception)
	Ended	Ended	Ended	Through
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2025
Net income	$1,927,839	$1,071,221	$3,218,865	$1,018,558
General and administrative expenses	$1,638,082	$278,494	$4,230,522	$331,157
Interest earned on marketable securities held in Trust Account	$2,508,797	$1,349,715	$7,449,387	$1,349,715
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:

December 31,
2024
Trust Account	$235,193,585
Cash	$668,089

December 31,
2024
Net income (loss)	$3,408,788
General and administrative expenses	$634,797
Interest earned on marketable securities held in Trust Account	$4,043,585